Income Taxes - Schedule Components of the Company's Income Tax Expense (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign					$ 8,883	$ 5,252
Effective tax rate, Amount	$ (1,578)	$ 7,324	$ (1,568)	$ 7,211	$ 8,883	$ 5,252